Fair Value Measurements	3 Months Ended
Mar. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

ASC 825, Financial Instruments, requires disclosure of the estimated fair value of an entity’s assets and liabilities considered to be financial instruments. For the Company, as for most financial institutions, the majority of its assets and liabilities are considered to be financial instruments. However, many of such instruments lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction. Also, it is the Company’s general practice and intent to hold its financial instruments to maturity whether or not categorized as “available-for-sale” and not to engage in trading or sales activities, except for certain loans. For fair value disclosure purposes, the Company utilized certain value measurement criteria required under the ASC 820, Fair Value Measurements and Disclosures, and discussed below.

Estimated fair values have been determined by the Company using the best available data and an estimation methodology it believes to be suitable for each category of financial instruments. Changes in the assumptions or methodologies used to estimate fair values may materially affect the estimated amounts. Also, there may not be reasonable comparability between institutions due to the wide range of permitted assumptions and methodologies in the absence of active markets. This lack of uniformity gives rise to a high degree of subjectivity in estimating financial instrument fair values.

Cash and cash equivalents, which are comprised of cash and due from banks, the Company’s balance at the Federal Reserve Bank and securities purchased under agreements to resell, had recorded values of $1.06 billion and $1.11 billion as of March 31, 2015 and December 31, 2014, respectively, which approximated fair values.

Investment securities have estimated fair values based on quoted market prices, if available, or by an estimation methodology based on management’s inputs. The fair values of the Company’s investment securities held-to-maturity are based on using “unobservable inputs” that are the best information available in the circumstances.  Level 3 investment securities fair values are based on the present value of cash flows, which discounts expected cash flows from principal and interest using yield to maturity at the measurement date.

Loans, net of deferred loan fees and cost, have an estimated fair value using the present value of discounted cash flow where market prices were not available. The discount rate used in these calculations is the estimated current market rate adjusted for credit risk. The carrying value of accrued interest receivable approximates fair value.

Accrued interest receivable has a carrying value that approximates fair value.

Investment in unconsolidated entity, senior note has a carrying value based upon the exit price from a December 30, 2014 sale to a private securitization entity.  The par value of the principal approximated the carrying value of the underlying notes as determined by a third party valuation.  The exit price approximates fair value as December 31, 2014.

Investment in unconsolidated entity, subordinated note has a carrying value based upon the closing price from a December 30, 2014 sale to a private securitization entity.  The fair value was based on a market rate approach for similar yielding securities. The exit price approximates fair value as December 31, 2014.

For the senior and subordinated notes discussed above, based upon a third party review, there has not been material impairment since December 31, 2014. The market rate for those notes  approximates stated rates.

Assets held for sale at March 31, 2015 are held at the lower of cost basis or market value.  For loans, market value was determined using the income approach which converts expected cash flows from the loan portfolio by unit of measurement to a present value estimate.  Unit of measurement was determined by loan type and for significant loans on an individual loan basis.  The fair values of the Company’s loans classified as assets held for sale are based on “unobservable inputs” that are the best information available in the circumstances.  Level 3 fair values are based on the present value of cash flows by unit of measurement.  For commercial loans, a market adjusted rate to discount expected cash flows from outstanding principal and interest to expected maturity at the measurement date, was utilized. For accrued interest, carrying value approximates market value for these performing loans.  For other real estate owned, market value was based upon appraisals of the underlying collateral by third party appraisers, reduced by 7-10% for estimated selling costs.

The estimated fair values of demand deposits (comprising interest-and noninterest-bearing checking accounts, savings, and certain types of demand and money market accounts) are equal to the amount payable on demand at the reporting date (generally, their carrying amounts). Liabilities held for sale primarily consist of deposit accounts with fair values approximating carrying values.  The fair values of securities sold under agreements to repurchase and short term borrowings are equal to their carrying amounts as they are overnight borrowings.

Demand deposits (comprising interest-and noninterest-bearing checking accounts, savings, and certain types of money market accounts) are equal to the amount payable on demand at the reporting date (generally, their carrying amounts).  The fair values of securities sold under agreements to repurchase and short term borrowings are equal to their carrying amounts as they are overnight borrowings.

Time deposits and subordinated debentures have a fair value estimated using a discounted cash flow calculation that applies current interest rates to discount expected cash flows.  Based upon time deposit maturities at March 31, 2015, the carrying values approximate their fair values.  The carrying amount of accrued interest payable approximates its fair value.

Interest rate swaps have a fair value estimated using models that use readily observable market inputs and a market standard methodology applied to the contractual terms of the derivatives, including the period to maturity and interest rate indices.

The fair value of commitments to extend credit is estimated based on the amount of unamortized deferred loan commitment fees.  The fair value of letters of credit is based on the amount of unearned fees plus the estimated cost to terminate the letters of credit. Fair values of unrecognized financial instruments, including commitments to extend credit, and the fair value of letters of credit are considered immaterial.

In addition, ASC 820, Fair Value Measurements and Disclosures, establishes a common definition for fair value to be applied to assets and liabilities.  It clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  It also establishes a framework for measuring fair value and expands disclosures concerning fair value measurements.  ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  Level 1 valuation is based on quoted market prices for identical assets or liabilities to which the Company has access at the measurement date.  Level 2 valuation is based on other observable inputs for the asset or liability, either directly or indirectly.  This includes quoted prices for similar assets in active or inactive markets, inputs other than quoted prices that are observable for the asset or liability such as yield curves, volatilities, prepayment speeds, credit risks, default rates, or inputs that are derived principally from, or corroborated through, observable market data by market-corroborated reports. Level 3 valuation is based on “unobservable inputs” that are the best information available in the circumstances.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The following tables provide information regarding carrying amounts and estimated fair values (in thousands):

	March 31, 2015
			Quoted prices in	Significant other	Significant
			active markets for	observable	unobservable
	Carrying	Estimated	identical assets	inputs	inputs
	amount	fair value	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Investment securities available-for-sale	$ 1,442,665	$ 1,442,665	$ 51,458	$ 1,391,207	$ -
Investment securities held-to-maturity	93,662	91,675	7,300	-	84,375
Securities purchased under agreements to resell	46,250	46,250	46,250	-	-
Federal Home Loan and Atlantic Central Bankers Bank stock	1,003	1,003	-	-	1,003
Commercial loans held for sale	239,820	239,820	-	-	239,820
Loans, net	870,901	858,371	-	-	858,371
Investment in unconsolidated entity, senior note	175,599	175,599	-	-	175,599
Investment in unconsolidated entity, subordinated note	15,184	15,184	-	-	15,184
Assets held for sale	842,574	842,574	-	-	842,574
Demand and interest checking	4,182,656	4,182,656	4,182,656	-	-
Savings and money market	307,988	307,988	307,988	-	-
Time deposits	1,400	1,412	-	-	1,412
Subordinated debentures	13,401	8,093	-	-	8,093
Securities sold under agreements to repurchase	7,959	7,959	7,959	-	-
Interest rate swaps, liability	1,441	1,441	-	1,441	-

	December 31, 2014
			Quoted prices in	Significant other	Significant
			active markets for	observable	unobservable
	Carrying	Estimated	identical assets	inputs	inputs
	amount	fair value	(Level 1)	(Level 2)	(Level 3)
	(in thousands)
Investment securities available-for-sale	$ 1,493,639	$ 1,493,639	$ 66,287	$ 1,425,986	$ 1,366
Investment securities held-to-maturity	93,765	91,914	7,448	-	84,466
Securities purchased under agreements to resell	46,250	46,250	46,250	-	-
Federal Home Loan and Atlantic Central Bankers Bank stock	1,002	1,002	-	-	1,002
Commercial loans held for sale	217,080	217,080	-	-	217,080
Loans, net	874,593	869,871	-	-	869,871
Investment in unconsolidated entity, senior note	178,187	178,187	-	-	178,187
Investment in unconsolidated entity, subordinated note	15,408	15,408	-	-	15,408
Assets held for sale	887,929	887,929	-	-	887,929
Demand and interest checking	4,289,586	4,289,586	4,289,586	-	-
Savings and money market	330,798	330,798	330,798	-	-
Time deposits	1,400	1,412	-	-	1,412
Subordinated debentures	13,401	8,042	-	-	8,042
Securities sold under agreements to repurchase	19,414	19,414	19,414	-	-
Interest rate swaps, liability	942	942	-	942	-

The assets measured at fair value on a recurring basis, segregated by fair value hierarchy, are summarized below (in thousands).

		Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs
	March 31, 2015	(Level 1)	(Level 2)	(Level 3)

Investment securities available for sale
U.S. Government agency securities	$ 18,381	$ -	$ 18,381	$ -
Federally insured student loan securities	124,153	-	124,153	-
Obligations of states and political subdivisions	608,466	1,184	607,282	-
Residential mortgage-backed securities	406,206	-	406,206	-
Commercial mortgage-backed securities	107,784	-	107,784	-
Foreign debt securities	60,734	12,530	48,204	-
Other debt securities	116,941	37,744	79,197	-
Total investment securities available for sale	1,442,665	51,458	1,391,207	-
Loans held for sale	239,820	-	-	239,820
Investment in unconsolidated entity, senior note	175,599	-	-	175,599
Investment in unconsolidated entity, subordinated note	15,184	-	-	15,184
Interest rate swaps, liability	1,441	-	1,441	-
	$ 1,871,827	$ 51,458	$ 1,389,766	$ 430,603

		Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs
	December 31, 2014	(Level 1)	(Level 2)	(Level 3)

Investment securities available for sale
U.S. Government agency securities	$ 16,561	$ -	$ 16,561	$ -
Federally insured student loan securities	126,012	-	126,012	-
Obligations of states and political subdivisions	612,648	1,182	611,466	-
Residential mortgage-backed securities	422,129	-	422,129	-
Commercial mortgage-backed securities	123,239	-	123,239	-
Foreign debt securities	66,878	14,098	52,235	545
Other debt securities	126,172	51,007	74,344	821
Total investment securities available for sale	1,493,639	66,287	1,425,986	1,366
Loans held for sale	217,080	-	-	217,080
Investment in unconsolidated entity, senior note	178,187	-	-	178,187
Investment in unconsolidated entity, subordinated note	15,408	-	-	15,408
Interest rate swaps, liability	942	-	942	-
	$ 1,903,372	$ 66,287	$ 1,425,044	$ 412,041

The Company’s Level 3 assets are listed below (in thousands):

	Fair Value Measurements Using
	Significant Unobservable Inputs
	(Level 3)

	Available-for-sale		Commercial loans
	securities		held for sale
	March 31, 2015	December 31, 2014	March 31, 2015	December 31, 2014
Beginning balance	$ 1,366	$ 551	$ 217,080	$ 69,904
Transfers into level 3	-	1,279	-	-
Transfers out of level 3	-	(551)	-	-
Total gains or losses (realized/unrealized)
Included in earnings	(23)	-	513	1,846
Included in other comprehensive income	-	87	-	-
Purchases, issuances, and settlements
Purchases	-	-	-	-
Issuances	-	-	125,923	630,165
Sales	(1,343)	-	(103,696)	(484,835)
Settlements	-	-	-	-
Ending balance	$ -	$ 1,366	$ 239,820	$ 217,080

The amount of total gains or losses for the period
included in earnings attributable to the change in
unrealized gains or losses relating to assets still
held at the reporting date.	$ -	$ -	$ 2,427	$ 3,587

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)

Investment in
unconsolidated entity
	March 31, 2015	December 31, 2014
Beginning balance	$ 193,595	$ -
Transfers into level 3	-	-
Transfers out of level 3	-	-
Total gains or losses (realized/unrealized)
Included in earnings	-	-
Included in other comprehensive income	-	-
Purchases, issuances, and settlements
Purchases	-	193,595
Issuances	-	-
Sales	-	-
Settlements	(2,812)	-
Ending balance	$ 190,783	$ 193,595

The amount of total gains or losses for the period
included in earnings attributable to the change in
unrealized gains or losses relating to assets still
held at the reporting date.	$ -	$ -

Assets measured at fair value on a nonrecurring basis, segregated by fair value hierarchy, during the periods shown are summarized below (in thousands):

Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs (1)
Description	March 31, 2015	(Level 1)	(Level 2)	(Level 3)

Impaired loans	$ 4,276	$ -	$ -	$ 4,276

Fair Value Measurements at Reporting Date Using
		Quoted prices in active	Significant other	Significant
		markets for identical	observable	unobservable
	Fair value	assets	inputs	inputs (1)
Description	December 31, 2014	(Level 1)	(Level 2)	(Level 3)

Impaired loans	$ 2,450	$ -	$ -	$ 2,450
Intangible assets	6,228	-	-	6,228
	$ 8,678	$ -	$ -	$ 8,678

(1)

The method of valuation approach for the impaired loans was the market value approach based upon appraisals of the underlying collateral by external appraisers, reduced by 7-10% for estimated selling costs. Intangible assets are valued based upon internal analyses.

At March 31, 2015, impaired loans that are measured based on the value of underlying collateral have been presented at their fair value, less costs to sell, of $4.3 million through specific reserves and other write downs of $718,000 or by recording charge-offs when the carrying value exceeds the fair value. Included in the impaired balance at March 31, 2015 were troubled debt restructured loans with a balance of $532,000 which had specific reserves of $34,000.  Valuation techniques consistent with the market and/or cost approach were used to measure fair value and primarily included observable inputs for the individual impaired loans being evaluated such as recent sales of similar assets or observable market data for operational or carrying costs. In cases where such inputs were unobservable, the loan balance is reflected within the Level 3 hierarchy. The fair value of other real estate owned is based on an appraisal of the property using the market approach for valuation.